UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number  811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – January 20, 2023 (Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Company Name	ISIN	Meeting Date	Meeting Type	Record Date	Security ID	Ticker Symbol	Vote Date	Proposal Number	Proposed By	Proposal Category Description/Short Text	Compare Vote With/Against Management	Director Label	Director Name	Proposal Label	Proposal Long Text	Management Recommendation	Recorded Vote
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	1	Management	Election of Directors	With Management	1.	Allie Kline	1.	DIRECTOR	For	For
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	1	Management	Election of Directors	With Management	1.	Brian Jacobs	1.	DIRECTOR	For	For
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	1	Management	Election of Directors	With Management	1.	David Hornik	1.	DIRECTOR	For	For
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	1	Management	Election of Directors	With Management	1.	Steven Cakebread	1.	DIRECTOR	For	For
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	2	Management	Ratify Appointment of Independent Auditors	With Management	2.		2.	Ratification of the Appointment of Ernst and Young LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending June 30, 2023.	For	For
BILL.COM HOLDINGS, INC.	US0900431000	08-Dec-2022	Annual	11-Oct-2022	090043100	BILL	27-Oct-2022	3	Management	14A Executive Compensation	With Management	3.		3.	Advisory Vote to Approve the Compensation of our Named Executive Officers.	For	For
PALANTIR TECHNOLOGIES INC.	US69608A1088	22-Dec-2022	Special	02-Nov-2022	69608A108	PLTR	11-Nov-2022	1	Management	Approve Article Amendments	With Management	1.		1.	Amendment and restatement of Palantir's certificate of incorporation.	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)*	/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer

Date	February 13, 2023

*	Print the name and title of each signing officer under his or her signature.